TRADE AND OTHER PAYABLES (CURRENT) (Details)	Jun. 30, 2018 CHF (SFr)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 CHF (SFr)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 AUD ($)
TRADE AND OTHER PAYABLES (CURRENT)
Trade payables	SFr 0	$ 116,063	$ 535,923	SFr 380	$ 137,154	$ 398,291
Other payables			222,503			195,584
Accrued expenses			186,704			304,228
Total current trade and other payables			$ 945,130			$ 898,103